Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of the Group's operating segment results

There was no significant transaction between reportable segments for the years ended December 31, 2010, 2011 and 2012 (in thousands).

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues:
Online game services	4,944,439	6,552,431	7,287,063
Advertising services	633,209	795,422	850,157
E-mail, wireless value-added services and others	82,141	124,898	242,741
Total revenues	5,659,789	7,472,751	8,379,961

Sales tax expense (Note 11(b)):
Online game services	(89,937)	(103,824)	(86,478)
Advertising services	(60,551)	(75,349)	(82,680)
E-mail, wireless value-added services and others	(1,632)	(2,926)	(9,847)
Total Sales taxes	(152,120)	(182,099)	(179,005)

Net revenues:
Online game services	4,854,502	6,448,607	7,200,585
Advertising services	572,658	720,073	767,477
E-mail, wireless value-added services and others	80,509	121,972	232,894
Total net revenues	5,507,669	7,290,652	8,200,956

Cost of revenues:
Online game services	(1,378,018)	(1,859,176)	(1,872,734)
Advertising services	(312,921)	(380,201)	(474,165)
E-mail, wireless value-added services and others	(107,902)	(132,911)	(231,168)
Total cost of revenues	(1,798,841)	(2,372,288)	(2,578,067)

Gross profit (loss):
Online game services	3,476,484	4,589,431	5,327,851
Advertising services	259,737	339,872	293,312
E-mail, wireless value-added services and others	(27,393)	(10,939)	1,726
Total gross profit	3,708,828	4,918,364	5,622,889